1. OPERATING CONTEXT	12 Months Ended
Dec. 31, 2020
Operating Context
OPERATING CONTEXT
1.	OPERATING CONTEXT

a)       The Company

Companhia Energética de Minas Gerais (´Parent company’ or ‘Holding company’) is a listed corporation, with shares traded on the São Paulo Stock Exchange (‘B3’) at Corporate Governance Level 1; through ADRs on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’). The Company is a state-controlled mixed capital company controlled by the State of Minas Gerais. It is domiciled in Brazil, with head office at Avenida Barbacena 1200, Belo Horizonte, Minas Gerais. It operates exclusively as a holding company, with subsidiaries and investments in affiliates or jointly-controlled entities (collectively refer to as ‘Cemig’ or the ‘Company’), which are engaged in the construction and operation of infrastructure used in the generation, transformation, transmission, distribution and sale of energy, and also activities in the various fields of energy sector and gas distribution, for the purpose of commercial operation.

Cemig has equity interests in the following subsidiaries, jointly-controlled entities and affiliates, all of which principal activities are construction and operation of systems of production, distribution and sale of energy and gas (information in MWh has not been audited by the external auditors):

Investments	Classification	Description
SUBSIDIARIES:
Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)	Subsidiary	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 82 power plants (75 of which are hydroelectric, 6 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,786 MW (5)
Cemig Baguari	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig Geração Três Marias S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW (5), and guaranteed offtake level of 239 MW (5) average.
Cemig Geração Salto Grande S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW (5), and guaranteed offtake level of 75 MW (5) average.
Cemig Geração Itutinga S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW (5), and guaranteed offtake level of 28 MW (5) average.
Cemig Geração Camargos S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW (5), and guaranteed offtake level of 21 MW (5) average.
Cemig Geração Sul S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW (5); guaranteed offtake level of 27.42 MW (5) average.
Cemig Geração Leste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.17 MW (5); guaranteed offtake level of 18.80 MW (5) average.
Cemig Geração Oeste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW (5), and guaranteed offtake level of 11.21 MW (5) average.
Rosal Energia S.A. (‘Rosal’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sá Carvalho S.A. (‘Sá Carvalho’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S.A. (‘Horizontes’)	Subsidiary	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Cemig PCH S.A. (‘PCH’)	Subsidiary	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
Cemig Trading S.A. (‘Cemig Trading’)	Subsidiary	Corporation engaged in trading and intermediation of energy.
Empresa de Serviços e Comercialização de Energia Elétrica S.A.	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geração Poço Fundo	Subsidiary	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado river, in the State of Minas Gerais.
Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)	Subsidiary	Wholly owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhia de Gás de Minas Gerais (‘Gasmig’)	Subsidiary	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Cemig Sim (‘Efficientia’) (1)	Subsidiary	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
Companhia de Transmissão Centroeste de Minas (‘Centroeste’) (2)	Subsidiary	Corporation engaged in the construction, operation and maintenance of the Furnas-Pimenta transmission line – part of the national grid.
JOINTLY-CONTROLLED ENTITIES
Guanhães Energia S.A. (‘Guanhães Energia’)	Jointly-controlled entity	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
LightGer S.A. (‘LightGer’)	Jointly-controlled entity	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.
Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)	Jointly-controlled entity	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)	Jointly-controlled entity	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%).
Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)	Jointly-controlled entity	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidrelétrica Pipoca S.A. (‘Pipoca’)	Jointly-controlled entity	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica – PCH), on the Manhuaçu River, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Retiro Baixo Energética S.A. (‘RBE’)	Jointly-controlled entity	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.
Amazônia Energia Participações S.A (‘Amazônia Energia’)	Jointly-controlled entity	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Aliança Norte Energia Participações S.A. (‘Aliança Norte’)	Jointly-controlled entity	Special-purpose company created by Cemig GT (49% ownership) and Vale S.A. 51%, for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S.A. (‘Baguari Energia’)	Jointly-controlled entity	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49%, Baguari I (Neoenergia) 51%), on the Doce river in Governador Valadares, Minas Gerais.
Renova Energia S.A. (‘Renova Energia’) – court supervised reorganization	Jointly-controlled entity	Listed company engaged in the development, construction and operation of plants generating power from renewable sources – wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities. This jointly-controlled investee is currently under court supervised reorganization.
Aliança Geração de Energia S.A. (‘Aliança’)	Jointly-controlled entity	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. With these assets Aliança has total installed generation capacity, in operation, of 1,158 MW (physical offtake guarantee 661 MW average). It also has other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.
Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)	Jointly-controlled entity	Corporation engaged in the construction, operation and maintenance of energy transmission facilities all states of Brazil through direct and indirect equity interests in investees

UFV Janaúba Geração de Energia Elétrica Distribuída SA

UFV Corinto Geração de Energia Elétrica Distribuída SA

UFV Manga Geração de Energia Elétrica Distribuída SA

UFV Bonfinópolis II Geração de Energia Elétrica Distribuída SA

UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,

UFV Lontra Geração de Energia Elétrica Distribuída SA,

UFV Mato Verde Geração de Energia Elétrica Distribuída SA,

UFV Mirabela Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha Geração de Energia Elétrica Distribuída SA and

UFV Porteirinha II Geração de Energia Elétrica Distribuída AS (3)

	Jointly-controlled entity	Generation of electric power from photovoltaic solar sources to the Distributed Generation market (‘Geração Distribuída’), with total installed capacity of 46.26MWp. The wholly owned subsidiary Cemig Sim and Mori Energia holds 49% and 51% of the total equity, respectively.
Affiliated Company
Madeira Energia S.A. (‘Madeira’)	Affiliated company	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia.
Ativas Datacenter S.A. (‘Ativas’)	Affiliated entity	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations.
FIP Melbourne (Usina de Santo Antônio)	Affiliated entity

Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).

Affiliated Company held for sale:
Light S.A. (‘Light’) (4)	Affiliated entity

Listed company engaged in the following activities: energy generation, transmission, trading, distribution, and related services; and holding direct or indirect interest in companies engaged in similar activities.

(1)	On April 14, 2020, the Annual Shareholders General Meeting approved changes in this subsidiary’s By-laws, changing the name of this subsidiary, from Efficientia S.A. to Cemig Soluções Inteligentes em Energia S.A.-CEMIG SIM.
(2)	On January 13, 2020, the Company concluded the acquisition of 49% of the share capital held by Eletrobras in Centroeste, becoming the sole owner of the investee since then.
(3)	In 2020, Cemig concluded acquisition of interests in special-purpose companies operation in photovoltaic solar generation. For further information, see item (c) of this Note.
(4)	In Light’s public offering of commom shares, completed on January 22, 2021, the Company sold its entire holding of shares in Light. For further information, see Note 31.
(5)	Information not examined by the external auditors.

Management has assessed the capacity of the Company to continue as a going concern, and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these financial statements are prepared on a going concern basis.

b)	Centroeste control acquisition

On January 13, 2020, the Company concluded the acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste, resulting in its now holding 100% of that investee. The acquisition, which resulted in the Company obtaining control, based on the provisions of accounting standard IFRS 10– Consolidated Financial Standard, is the result of exercise of the right of first refusal for acquisition of the shareholding offered in Eletrobras Auction 01/2018, Lot P, held on September 27, 2018, and confirmed on January 15, 2019.

The effects of business combination in this Financial statement are present in Note 16 (d).

c)    Acquisition of interest in special-purpose companies (‘SPCs’) operating in photovoltaic solar generation

On November 25, 2020, the Company’s wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (‘Cemig Sim’) acquired 49% of interest in seven special-purpose companies operating in photovoltaic solar generation for the distributed generation market (‘geração distribuída’), with total installed capacity of 29.45MWp, for 55. On August 19, 2020 and on September 30, 2020, this wholly-owned subsidiary also acquired 49% of interest in two others SPCs operating in the same market segment for R$8 and R$10, respectively, with total installed capacity of 11.62 MWp. For more details, see Note 16.

d)   Covid-19

General Context

On March 11, 2020, the World Health Organization characterized Covid-19 as a pandemic, reinforcing the restrictive measures recommendations to prevent the virus dissemination worldwide. These measures are based, mainly, on social distancing, which have been causing major negative impact on entities, affecting their production process, interrupting their supply chains, causing workforce shortages and closing of stores and facilities. The economies around the world are developing measures to handle the economic crisis and reduce any possible effect, especially by their central banks and fiscal authorities.

Government measures aimed at Brazilian energy sector

Several measures were implemented by the Brazilian government, specifically aimed at energy sector, which include:

•

The provisional normative act. 950/2020 issued in April 8, 2020, which provides for 100% discount in the calculation of social energy tariff (‘Tarifa Social de Energia Elétrica’), from April 1, 2020 to June 30, 2020, applicable to customers included in low-income residential subclass, with energy consumption less than or equal to 220 kWh/month. The act also authorizes the Federal Government to allocate resources to Energy Development Account (CDE), limited to R$900, to cover the tariff discounts established.

•

Expansion on the limit of total amount of energy that can be declared by energy distributors in the process of the mechanism for the sale of surplus (‘Mecanismo de Venda de Excedentes’ - MVE), during 2020, from 15% to 30%, for the purpose of facilitating contractual reductions.

•	Provision of financial resources available in the reserve fund in April 2020, by Power Trading Chamber – CCEE, in accordance with Aneel Dispatch 986/2020, dedicated to reduce future regulatory fees. Cemig D was granted with R$122.
•	Under Resolution 878/2020, issued on March 24, 2020, the grantor has implemented some measures in an attempt to maintain the public service of energy supply, which include: prohibiting energy supply suspension due to default of certain categories of customers (residential), for 90 days, extended to July 31, 2020, prioritizing emergency assistance and energy supply to services and activities regarded as essential, drawing up specific contingency plans to assist health care units and hospital services, among others. Under Resolution 891/2020, issued in July 21, 2020, the grantor changed the Resolution 878/2020, as of august, 2020, maintaining the prohibition of energy supply suspension only to low income residential subclass, revoking the provisions applied to the other residential subclasses and related to services and activities regarded as essential.
•	Authorization to create the ‘Covid-Account’ under the Decree 10,350/2020 issued on May 18, 2020, as detailed in the following topic.

“Covid-account” (‘Conta-Covid’)

On May 18, 2020, in order to cope with the public calamity caused by the Covid-19 pandemic, the Decree n. 10,350/20 authorized the creation of “Covid account”, to support the energy distribution sector, which is the basis of the energy sector financial flow, aimed to either cover the distribution agents revenue/cash flow deficit or to anticipate their revenues, related to (i) over-contracted purchases due to market retraction, (ii) “CVA” sector assets (iii) maintaining the neutrality of regulatory charges, (iv) compensation for the delay in applying tariff adjustments until June 30, 2020 and (v) anticipation of “parcel B” revenues as determined by Aneel regulation.

On June 23, 2020, the grantor issued the Normative Resolution n. 885/2020, which set out the criteria and procedures to manage the “Covid-account”, as well as regulated the use of the CDE regulatory charge.

On January 26, 2021, Aneel issued the Dispatch nº 181/2021, which defined the monthly charge to be paid in order to amortize the loan, as well as the respective coverage to be included into the tariff to pay the charge. The annual quote of ‘CDE-Covid-Account’ will be paid by the distribution agents through the tariff charge included in the energy tariff and in the tariff of use of distribution system (‘TUSD’).

The amount received by Cemig D will be converted, updated by Selic rate, as a tariff negative financial component in the tariff processes of 2021, ensuring the neutrality.

Cemig D joined the financial compensation mechanism under the Covid-account (‘Conta-Covid’), in order to boost its cash flow enabling it to meet its financial obligations, in spite of the collection reduction resulting of the economic crises. The total amount from the “Covid-Account “received by Cemig D, in installments, was R$1,404. The first installment was received in July 2020, in the amount of 1,186, whist the remaining was received until December 2020, affecting positively the balance of cash and equivalent cash and market securities at December 31, 2020.

There are some rules applied to distribution agents entitled to the Covid-account resources, such as (i) relinquishing any intention to reduce or end the purchase of energy from generators because of a reduction in the sales caused by the pandemic crises, until December 2020; (ii) in the event of default on payments, limiting their dividend payments to the legal minimum of 25% of net income and (iii) renounce the right to complain in court or arbitral tribunals on the conditions, procedures or obligations determined in legal and regulatory provisions on Covid-account. Notwithstanding, the right to request an extraordinary tariff review is fully preserved.

Due to the statements of renunciations established in the Acceptance Document under the Normative Resolution 885/2020, on July 3, 2020 Cemig D’s Shareholders Extraordinary General Meeting approved alteration to its by-laws, to include §4 on Clause 33 limiting the distribution of mandatory dividend or interest on equity to the legal minimum, exceptionally for the cases and conditions that the grantor may demand, by rule or by contract, in order to mitigate a situation of financial imbalance caused by any fact or event attributable to a third party, or overriding government rulings, or expressly recognized force majeure.

Company’s initiatives

On March 23, 2020, the Company established the Coronavirus Crisis Management Committee (‘Comitê Diretor de Gestão da Crise do Coronavírus’) to ensure its readiness to making decisions because of the fast-changing situation, which became more widespread, complex and systemic.

Also, in line with recommendations to maintain social-distancing measures, the Company has implemented an operational contingency plan and several precautionary measures to keep its employees healthy and safe, including: security and health technicians contacting operational staff on a daily basis; interacting daily with subcontractors Social Service department to monitor the evolution of suspicious cases; changing the schedule to prevent gatherings; restricting national and international travel; suspending technical visits and events at Company’s facilities; using remote means of communication; adopting work-from-home policies for a substantial number of employees, providing face masks for employees in external service or in service into its facilities, and requiring outsourcings providers to put the same procedures in place.

In August the Company began the plan for the gradual return-to-office, which is in compliance with measures for prevention, control and mitigation of risks of Covid-19 transmission in work environments.

In-person service to the general public was suspended temporarily, and resumed, subject to appointment, from August 3, 2020, in the municipalities that subscribed to the plan created by the State of Minas Gerais, called ‘Plano Minas Consciente’, and which are in the ‘Green Wave’ phase of the program. The decision to serve the public in person by appointment obeys the rules of the plan, and is in accordance with responsible resumption of the economy in Minas Gerais state, following the Covid-19 pandemic.

The Company maintain the communication with its customers on virtual channels and essential assistance in customers’ facilities, ensuring the appropriate energy and gas supply.

The Company also adopted the follow measures in order to contribute with society:

•

Providing payment flexibility to low-income residential subclass customers, registered as social tariff, who will be able to pay their debts in up to six installments, without interests or penalties, applied until July 1, 2020;.

•	Providing payment flexibility to public and philanthropic hospitals as well as to emergency rooms units, without interests or penalties, conditions applied until July 1, 2020;
•	Offering the entities regarded as small business by Brazilian law the option for payment in up to six installments, without interests or penalties, conditions applied until July 1, 2020;
•	A negotiation campaign was launched, in effect until October, 31, 2020, enabling customers to pay debt by installments in up to 12 months without interest.
•	A negotiation campaign was launched, on April 20, 2021, in effect for 30 days, enabling commercial customers at low voltage to pay debt by installments in up to 12 months without interest, including an exemption from financing updating not yet billed.

In Addition, the Company Executive Board approved the following measures, in order to support the fight against the Covid-19 during the critical period named “purple wave” (‘onda rocha’) instituted by the Extraordinary Covid-19 Committee of the State of Minas Gerais, through the Deliberation n. 138, of March 16, 2021 of, in the State of Minas Gerais:

•	Suspending the interruption in supply of energy of customers classified as low income residential subclass;
•	Providing payment in installments to customers classified as low income residential subclass, under the specific conditions of the program, available in the Company website;
•

Providing payment in installments to customers from other classes, including commercial customers classified as small business by Brazilian law, operating in the sectors affected by the crises, under the specific conditions of the program, available in the Company website;

•	prioritizing emergency assistance and energy supply to health care units and hospital services and others activities regarded as essential;
•

communication initiatives aimed at raising awareness of the population about the importance of staying at home, rational use of energy, and electronic equipment use, preventing overload, short-circuit and fires.

The measures above result in a postpone of cash of until R$151 to the next year, considering the installments due in 2021.

The Company is working diligently to mitigate the crisis impacts on its liquidity, implementing the following measures, among others:

•	restraint of the capital expenditure planned for 2020, in the approximate amount of R$349 and a budget review, which reduced the expenses related to labor, material, outsourced services and others, in the approximate amount of R$164;
•	reduction in dividends payments to shareholders, and deferral dividends and interest on equity payments to the end of 2020 (see Note 26);
•	negotiating with its customers on the free market their contracts;
•	negotiating the terms and conditions established in contracts signed with gas suppliers, including Petrobrás;
•	Deferral, during the year, of taxes and social charges payment, as authorized by legislation.

Impact of Covid-19 on Financial Statements

Since March, 2020, the Company has been monitoring the Covid-19 pandemic impact on its business and the market in which it operates. The Company has implemented a series of precautionary measures to protect the health of its employees and to prevent the spread of the novel coronavirus in its operational and administrative facilities. The measures are in accordance with the recommendations of World Health Organization (WHO) and Brazilian Ministry of Health and aim to contribute with the populations and Brazilian authorities efforts, in order to prevent the virus dissemination.

The Coronavirus crises made an impact on the Company operations, especially related to energy distribution market, due to the contraction of the economic activities and the social distancing measures, affecting entities production process, interrupting their supply chains, causing workforce shortages and closing of stores and facilities. This effects might result in lower energy consumption and an increase in delinquency.

In this scenario intervention in market policies, and the initiatives to reduce transmission of Covid-19, also led to lower consumption of natural gas in 2020 than in 2019: consumption by the industrial sector was 3% lower year-on-year, and consumption by the automotive sector was 28% lower. At the same time, consumption in 2020 by residential users was 20% higher year-on-year, and by commercial users was 14% higher – reflecting the natural motivation of increased use of natural gas as a safer option when supply is continuous.

As of December 31, 2020, from the observation of the pandemic’s economic effects, the Company assessed the assumptions used for calculating fair value and recoverable amount of certain financial and non-financial assets, as follows:

•	The subsidiary Cemig GT assessed whether the greater pressure on the exchange rate, combined with a lack of financial market liquidity, will have a negative impact on derivative financial instruments hired to protect its operations against the risks arising from foreign exchange rate changes. At this point, given the current market conditions, the change in derivative instrument’s fair value, based on the forecasts of future interest and exchanges rates, cannot offset the Company’s total exposure to foreign exchange rate variability, resulting in a net loss of R$4 in the period of January to December of 2020. The long-term projections carried out for the foreign exchange rate are lower than the current dollar quotation, which may represent a decrease in Company’s foreign exchange variation expense, if the projected scenario occurs.
•	As a result of Covid-19 situation, the market conditions have deteriorated, and, under the current circumstances, the fair value of the Company’s interest in Light has decreased significantly. However, the market price of the shares increased in the end of 2020, resulting in the reversal of the impairment loss recognized during the year because of the decline in its market price less cost to sell. The Company sold its entire holding of shares in Light in the public offering of common shares in Light, completed on January 22, 2021, as described in Note 32.
•	The Company assessed the circumstances arising from Covid-19 pandemic and associated measures aimed at reducing the impact of the economic contraction on customer delinquency to measure expected credit losses. The Company has intensified measures to mitigate the risks of delinquency, such as a campaign of negotiation with clients in arrears whose energy supply the Company was temporarily prohibited from suspending as well as intensifying the usual collection measures. The return of economic activities after the peak of the coronavirus outbreak, as well as the authorization of the energy supply suspension, as of August, 2020, provided by Normative Resolution n. 891/2020, have contributed to the reestablishment of the collection behavior. In addition, the negotiations to enable the recovery of past due receivables and the grantor’s measures to reestablish economic balance mitigated the negative effects of the economic crisis on collection.
•	The management’s assumptions applied to determine the recoverable amount of the relevant investments in subsidiaries, joint-controlled entities and associates were not influenced significantly by the Covid-19 situation, since these investees’ cash flows are mainly related to long-term rights to commercial operation of the regulated activity. Therefore, no additional impairment losses were recognized to its investments in subsidiaries, joint-controlled entities and associates due to the economic crisis.
•	Despite the uncertainties related to the crisis unfolding and its potential long-term effects, the Company does not expect that the negative impact on its projections of likely future taxable profits might compromise the recoverability of its deferred tax assets.
•	The Company also reviewed the financial assets and liabilities measured at fair value to reflect the conditions and current rates projected, which impacts are presented in Note 31.
•	The total load on the Brazilian national grid fell in 2020, especially from March to May, and has been recovering gradually since. Year to date, the energy transported and sold to Cemig D customers increased 4.42% and reduced 5.31%, respectively. In the second semester of 2020, the energy transported increased 10.29% and the energy sold expanded 94.66%, compared with the same period of the last year, reflecting the easing of social distancing rules.
•	The accumulated variation of the Cemig D’s captive customers market, measured from the pandemic outbreak until December 2020 reduced 8%. It is important to mention that the effects of the financing expenses arising from energy purchase were minimized by the ‘Covid-Account’ creation.
•	The Company has maintained negotiations and deferrals with its customers and energy and gas suppliers, in order to maintain Cemig GT and Gasmig liquidity during the economic crisis.

The impacts of the Covid-19 pandemic disclosed in this financial statement were based on the Company’s best estimates. Despite the impact of the pandemic on the Company’s financial position in 2020, significant long-term effects are not expected.